SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares
Employees Consultants and Directors [Member]
Number of options
Outstanding at beginning of year | shares	4,335,017
Grants | shares	790,000
Forfeited | shares	(807,468)
Outstanding at end of year | shares	4,317,549
Exercisable at end of year | shares	2,511,019
Weighted average exercise prices
Outstanding at beginning of year | $ / shares	$ 7.08
Grants | $ / shares	1.10
Forfeited | $ / shares	6.95
Outstanding at end of year | $ / shares	5.99
Exercisable at end of year | $ / shares	$ 8.74
Subsidiaries Employees Consultants and Directors [Member]
Number of options
Outstanding at beginning of year | shares	460,038
Grants | shares	775,848	61,250
Forfeited | shares	(40,484)
Outstanding at end of year | shares	1,195,402
Exercisable at end of year | shares	502,257
Weighted average exercise prices
Outstanding at beginning of year | $ / shares	$ 0.13
Grants | $ / shares	1.94
Forfeited | $ / shares	0.20
Outstanding at end of year | $ / shares	1.31
Exercisable at end of year | $ / shares	$ 0.17